Label	Element	Value
Virtus Event Opportunities Trust | Virtus Westchester Credit Event Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Westchester Credit Event Fund (the “Fund”),

a series of Virtus Event Opportunities Trust

Supplement dated February 11, 2022, to the Fund’s Summary Prospectus and the Virtus Event Opportunities Trust Statutory Prospectus,
each dated October 1, 2021, as supplemented and amended

Important Notice to Investors

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Westchester Credit Event Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The Shareholder Fees table showing the fees paid directly from the investment of a typical investor is hereby replaced in its entirety with the following:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example table showing the cost of ownership of the Fund is hereby replaced in its entirety with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.
Virtus Event Opportunities Trust | Virtus Westchester Credit Event Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 801
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,351
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,574
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	801
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,351
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,574
Virtus Event Opportunities Trust | Virtus Westchester Credit Event Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 241
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	778
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,000
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	241
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	778
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,378
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,000